Consolidated Statement of Equity and Partners' Capital (Parenthetical) (USD $)	12 Months Ended							12 Months Ended
	Dec. 31, 2012 Partnership Interest [Member]	Dec. 31, 2012 Partnership Interest [Member] Chipeta Processing Limited Liability Company [Member]	Dec. 31, 2013 Capital Units [Member]	Dec. 31, 2011 Capital Units [Member]	Dec. 31, 2011 Noncontrolling Interest [Member]	Dec. 31, 2011 Net Investment by Anadarko [Member]	Aug. 31, 2012 Affiliated Entity [Member] Chipeta Processing Limited Liability Company [Member]	Dec. 31, 2013 Capitalized Interest [Member] Net Investment by Anadarko [Member]
Tax effects associated with WES equity transactions				$ 18,400,000	$ 23,000,000	$ 93,600,000
Combined change in Partners' Capital from WES equity transactions, net and net income attributable to Western Gas Equity Partners, LP			346,700,000
Ownership interest by noncontrolling owners							24.00%
Acquisitions from affiliates		43,900,000				(25,000,000)
The decrease to partner's capital resulting from the August 2012 Chipeta acquisition together with net income attributable to Western Gas Partners, LP	17,500,000
Deferred taxes on capitalized interest						$ (22,072,000)		$ 5,500,000